Annual Operating Expenses {- Fidelity International Value Factor ETF} - 12.31 Fidelity International Factor ETFs Combo PRO-07 - Fidelity International Value Factor ETF - Fidelity International Value Factor ETF
Mar. 01, 2021
Operating Expenses:
Management fee	0.39%
Distribution and/or Service (12b-1) fees	none
Other expenses	none
Total annual operating expenses	0.39%